LICENSE ASSET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	May 31, 2024 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Total	¥ 9,000	$ 1,200
License fee paid or payable under publishing license agreement			¥ 18,000
Intangible Assets, useful life	5 years	5 years
Scenario after close beta testing date
Finite-Lived Intangible Assets [Line Items]
License fee paid or payable under publishing license agreement	¥ 9,000